The Munder Funds
Supplement Dated July 25, 1997
to Prospectus Dated October 28, 1996

Class A, B and C Shares of:

Munder Bond Fund, Munder Intermediate Bond Fund, Munder
International Bond Fund, Munder U.S. Government Income Fund,
Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond
Fund, and Munder Tax-Free Intermediate Bond Fund (the "Funds").

SALES CHARGE WAIVERS--CLASS A SHARES
QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

	The "How to Purchase Shares--Sales Charge Waivers--Class A Shares" section of the Prospectus is hereby deleted in its entirety and supplemented as follows and the first paragraph under "How to Purchase Shares--Qualified Employer Sponsored Retirement Plans" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

Sales Charge Waivers--Class A Shares

	Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge will be waived on sales of Class A Shares to the following types of purchasers: (1) individuals with an investment account or relationship with Munder Capital Management (the "Advisor"); (2) full-time employees and retired employees of the Advisor, employees of the Funds' administrator, distributor and custodian, and immediate family members of such persons; (3) registered broker-dealers that have entered into selling agreements with the Funds' distributor (the "Distributor"), for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families); (4) certain qualified employee benefit plans as defined below; (5) financial institutions, financial planners or employee benefit plan consultants acting for the accounts of their clients; and (6) employer sponsored retirement plans which are administered by Universal Pensions, Inc. ("UPI Plans"); and (7) employer sponsored 401(k) plans which are administered by Merrill Lynch Group Employee Services (Merrill Lynch Plans) which meet the criteria described below under Qualified Employer Sponsor Retirement
Plans.

Qualified Employer Sponsored Retirement Plans

	Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge will be waived on purchases by employer sponsored retirement plans that are qualified under
Section 401(a) of the Code including: 401(k) plans, defined benefit pension plans, profit-sharing pension plans, money-purchase pension plans, and Section 457 deferred compensation plans and Section 403(b) plans (each, a "Qualified Employee Benefit Plan") that (1) invest $1,000,000 or more in Class A Shares of investment portfolios offered by The Munder Funds Trust (other than the Index 500 Fund), The Munder Funds, Inc. or The Munder Framlington Funds Trust or (2) have at least 75 eligible plan participants. In addition, the contingent deferred sales charge ("CDSC") of 1% imposed on certain redemptions within one year of purchase will be waived for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of the foregoing sales charge waiver, Simplified Employee Pension Plans ("SEPs"), Individual Retirement Accounts ("IRAs"), UPI Plans and Merrill Lynch Plans are not considered to be Qualified Employee Benefit Plans.

	Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge on Class A Shares will be waived on purchases by UPI Plans. In addition, the CDSC of 1% imposed on certain redemptions within one year of purchase will be waived for UPI Plans. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

	The initial sales charge will be waived for all investments by Merrill Lynch Plans if (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services ("Merrill Lynch") and, on the date the plan sponsor (the "Plan Sponsor") signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Funds' principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

CONTINGENT DEFERRED SALES CHARGE WAIVERS--CLASS B SHARES

	All investments in the Funds by Merrill Lynch Plans with less than $3 million in assets invested in Applicable Investments must be for Class B Shares of the Funds.

	The CDSC will be waived for all redemptions by Merrill Lynch Plans if: (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping
Service Agreement.



The Munder Funds
Supplement Dated July 25, 1997
to Prospectus dated October 28, 1996

Class A, B and C Shares of:

Munder Accelerating Growth Fund, Munder Balanced Fund, Munder Equity Selection Fund, Munder Growth & Income Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Growth Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund and Munder Value Fund (the "Funds")

SALES CHARGE WAIVERS--CLASS A SHARES
QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

	The "How to Purchase Shares--Sales Charge Waivers--Class A Shares" section of the Prospectus is hereby deleted in its entirety and supplemented as follows and the first two paragraphs under "How to Purchase Shares--Qualified Employer Sponsored
Retirement Plans" in the Prospectus are hereby deleted in their entirety and supplemented as follows:

Sales Charge Waivers--Class A Shares

	Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge will be waived on sales of Class A Shares to the following types of purchasers: (1) individuals with an investment account or relationship with Munder Capital Management (the "Advisor"); (2) full-time employees and retired employees of the Advisor, employees of the Funds' administrator, distributor and custodian, and immediate family members of such persons; (3) registered broker-dealers that have entered into selling agreements with the Funds' distributor (the "Distributor"), for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families); (4) certain qualified employee benefit plans as defined below; (5) financial institutions, financial planners or employee benefit plan consultants acting for the accounts of their clients; (6) employer sponsored retirement plans which are administered by Universal Pensions, Inc. ("UPI Plans"); and (7) employer sponsored 401(k) plans which are administered by Merrill Lynch Group Employee Services (Merrill Lynch Plans) which meet the criteria described below under Qualified Employer Sponsored Retirement Plans - Class A Shares of all Funds.

Qualified Employer Sponsored Retirement Plans

  Class A Shares (other than the Index 500 Fund)

	Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge will be waived on purchases by employer sponsored retirement plans that are qualified under
Section 401(a) of the Code including: 401(k) plans, defined benefit pension plans, profit-sharing pension plans, money-purchase pension plans, and Section 457 deferred compensation plans and Section 403(b) plans (each, a "Qualified Employee Benefit Plan") that (1) invest $1,000,000 or more in Class A Shares of investment portfolios offered by The Munder Funds Trust (other than the Index 500 Fund), The Munder Funds, Inc. or The Munder Framlington Funds Trust or (2) have at least 75 eligible plan participants. In addition, the contingent deferred sales charge ("CDSC") of 1% imposed on certain redemptions within one year of purchase will be waived for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of the foregoing sales charge waiver, Simplified Employee Pension Plans ("SEPs"), Individual Retirement Accounts ("IRAs"), UPI Plans and Merrill Lynch Plans are not considered to be Qualified Employee Benefit Plans.

	Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge on Class A Shares will be waived on purchases by UPI Plans. In addition, the CDSC of 1% imposed on certain redemptions within one year of purchase will be waived for UPI Plans. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

  Class A Shares of the Index 500 Fund

	The initial sales charge will be waived for all investments by Qualified Employee Benefit Plans and UPI Plans in Class A
Shares of the Index 500 Fund. In addition, the CDSC of up to .20% imposed on certain redemptions within one year of purchase will be waived for Qualified Employee Benefit Plan and UPI Plan purchases of Class A Shares of the Index 500 Fund. The Distributor will pay the following commissions to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan and UPI Plan purchases of Class A Shares of the Index 500 Fund:

		Discount to Dealer or Entity
	Amount of Purchase	as a Percentage of Offering Price

Less than $500,000				0.25%
$500,000 but less than $1,000,000		0.20%
$1,000,000 but less than $3,000,000		0.15%
$3,000,000 or more				0.10%

Class A Shares of all Funds

	The initial sales charge will be waived for all investments by Merrill Lynch Plans if (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services ("Merrill Lynch") and, on the date the plan sponsor (the "Plan Sponsor") signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Funds' principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

CONTINGENT DEFERRED SALES CHARGE WAIVERS--CLASS B SHARES

	All investments in the Funds by Merrill Lynch Plans with less than $3 million in assets invested in Applicable Investments must be for Class B Shares of the Funds.

	The CDSC will be waived for all redemptions by Merrill Lynch Plans if: (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping
Service Agreement.



The Munder Funds
Supplement Dated July 25, 1997
to Prospectus dated December 14, 1996

Class A, B and C Shares of:

The Munder Short Term Treasury Fund (the Fund)

SALES CHARGE WAIVERS--CLASS A SHARES
QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

	The "How to Purchase Shares--Sales Charge Waivers--Class A Shares" section of the Prospectus is hereby deleted in its entirety and supplemented as follows and the first paragraph under "How to Purchase Shares--Qualified Employer Sponsored Retirement Plans" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

Sales Charge Waivers - Class A Shares

	Upon notice to the Funds transfer agent at the time of purchase, the initial sales charge will be waived on sales of Class A Shares to the following types of purchasers: (1) individuals with an investment account or relationship with Munder Capital Management (the "Advisor"); (2) full-time employees and retired employees of the Advisor, employees of the Funds' administrator, distributor and custodian, and immediate family members of such persons; (3) registered broker-dealers that have entered into selling agreements with the Funds' distributor (the "Distributor"), for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families); (4) certain qualified employee benefit plans as defined below; (5) financial institutions, financial planners or employee benefit plan consultants acting for the accounts of their clients; (6) employer sponsored retirement plans which are administered by Universal Pensions, Inc. ("UPI Plans"); and (7) employer sponsored 401(k) plans which are administered by Merrill Lynch Group Employee Services (Merrill Lynch Plans) which meet the criteria described below under Qualified Employer Sponsored Retirement Plans.

Qualified Employer Sponsored Retirement Plans

	Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge will be waived on purchases by employer sponsored retirement plans that are qualified under
Section 401(a) of the Code including: 401(k) plans, defined benefit pension plans, profit-sharing pension plans, money-purchase pension plans, and Section 457 deferred compensation plans and Section 403(b) plans (each, a "Qualified Employee Benefit Plan") that (1) invest $1,000,000 or more in Class A Shares of investment portfolios offered by The Munder Funds, Inc., The Munder Framlington Funds Trust or The Munder Funds Trust (other than the Index 500 Fund) or (2) have at least 75 eligible plan participants. In addition, the contingent deferred sales charge ("CDSC") of 1% imposed on certain redemptions within one year of purchase will be waived for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of the foregoing sales charge waiver, Simplified Employee Pension Plans ("SEPs"), Individual Retirement Accounts ("IRAs"), UPI Plans and Merrill Lynch Plans are not considered to be Qualified Employee Benefit Plans.

	Upon notice to the Funds transfer agent at the time of purchase, the initial sales charge on Class A Shares will be waived on purchases by UPI Plans. In addition, the CDSC of 1% imposed on certain redemptions within one year of purchase will be waived for UPI Plans. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

	The initial sales charge will be waived for all investments by Merrill Lynch Plans if (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services ("Merrill Lynch") and, on the date the plan sponsor (the "Plan Sponsor") signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Funds' principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

CONTINGENT DEFERRED SALES CHARGE WAIVERS--CLASS B SHARES

	All investments in the Funds by Merrill Lynch Plans with less than $3 million in assets invested in Applicable Investments must be for Class B Shares of the Funds.

	The CDSC will be waived for all redemptions by Merrill Lynch Plans if: (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping
Service Agreement.





The Munder Funds
Supplement Dated July 25, 1997
to Prospectus Dated March 12, 1997

Class A and B Shares of:

Munder All-Season Maintenance Fund, Munder All-Season Development
Fund and Munder All-Season Accumulation Fund (the "Funds").

SALES CHARGE WAIVERS--CLASS A SHARES
QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

	The "How to Purchase Shares--Sales Charge Waivers--Class A Shares" section of the Prospectus is hereby deleted in its entirety and supplemented as follows and the first paragraph under "How to Purchase Shares--Qualified Employer Sponsored Retirement Plans" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

Sales Charge Waivers - Class A Shares

	Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge will be waived on sales of Class A Shares to the following types of purchasers: (1) individuals with an investment account or relationship with Munder Capital Management (the "Advisor"); (2) full-time employees and retired employees of the Advisor, employees of the Funds' administrator, distributor and custodian, and immediate family members of such persons; (3) registered broker-dealers that have entered into selling agreements with the Funds' distributor (the "Distributor"), for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families); (4) certain qualified employee benefit plans as defined below; (5) banks and other financial institutions that have entered into agreements with the Company to provide shareholder services for customers ("Customers") (including Customers of such banks and other financial institutions and the immediate family members of such Customers); (6) financial planners or employee benefit plan consultants acting for the accounts of their clients and the immediate family members of such clients; (7) persons acquiring Class A shares by exchanging Class K shares of another fund of The Munder Funds, Inc. (the "Company"), The Munder Framlington Funds Trust ("Munder Framlington") or The Munder Funds Trust ("Munder"); and (8) employer sponsored retirement plans which are administered by Universal Pensions, Inc. ("UPI Plans"); and (9) employer sponsored 401(k) plans which are administered by Merrill Lynch Group Employee Services (Merrill Lynch Plans) which meet the criteria described below under Qualified Employer Sponsored Retirement Plans.

Qualified Employer Sponsored Retirement Plans

	Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge will be waived on purchases by employer sponsored retirement plans that are qualified under
Section 401(a) of the Code including: 401(k) plans, defined benefit pension plans, profit-sharing pension plans, money-purchase pension plans, and Section 457 deferred compensation plans and Section 403(b) plans (each, a "Qualified Employee Benefit Plan") that (1) invest $1,000,000 or more in Class A Shares of investment portfolios offered by the Company, Munder (other than the Index 500 Fund) or Munder Framlington or
(2) have at least 75 eligible plan participants. In addition, the contingent deferred sales charge ("CDSC") of 1% imposed on certain redemptions within one year of purchase will be waived for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of the foregoing sales charge waiver, Simplified Employee Pension Plans ("SEPs"), Individual Retirement Accounts ("IRAs"), UPI Plans and Merrill Lynch Plans are not considered to be Qualified Employee Benefit Plans.

	Upon notice to the Funds' transfer agent at the time of purchase, the initial sales charge on Class A Shares will be waived on purchases by UPI Plans. In addition, the CDSC of 1% imposed on certain redemptions within one year of purchase will be waived for UPI Plans. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

	The initial sales charge will be waived for all investments by Merrill Lynch Plans if (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services ("Merrill Lynch") and, on the date the plan sponsor (the "Plan Sponsor") signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Funds' principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

CONTINGENT DEFERRED SALES CHARGE WAIVERS--CLASS B SHARES

	All investments in the Funds by Merrill Lynch Plans with less than $3 million in assets invested in Applicable Investments must be for Class B Shares of the Funds.

	The CDSC will be waived for all redemptions by Merrill Lynch Plans if: (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping
Service Agreement.






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